Note 9 - Intangible Assets	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
9
- Intangible Assets

	January 31,	January 31,
	2021	2020
Cost
Customer agreements and relationships	240,479	226,514
Existing technology	295,161	262,614
Trade names	8,844	8,582
Non-compete covenants	10,939	9,985
	555,423	507,695
Accumulated amortization
Customer agreements and relationships	119,361	98,241
Existing technology	183,539	142,757
Trade names	5,996	5,124
Non-compete covenants	6,535	4,617
	315,431	250,739
Net	239,992	256,956

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. The change in intangible assets during the year ended
January 31, 2021
is primarily due to the acquisitions of Peoplevox, Kontainers and ShipTrack, partially offset by amortization. The balance of the change in intangible assets is due to foreign currency translation.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be
$240.0
million over the following periods:
$53.9
million for
2022,
$46.4
million for
2023,
$34.3
million for
2024,
$31.5
million for
2025,
$27.2
million for
2026
and
$46.7
million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates and assumes no
future adjustments to acquired intangible assets.